Net Loss Per Share Attributable to Common Stockholders - Summary of Potentially Dilutive Securities Outstanding Excluded from Computation of Diluted Weighted-Average Shares Outstanding (Detail) - shares
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding excluded from the computation of diluted weighted-average shares outstanding		1,000,000		1,000,000	1,000,000	1,000,000
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding excluded from the computation of diluted weighted-average shares outstanding	153,347	1,181,776	153,347	1,181,776	1,181,776	1,117,663
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding excluded from the computation of diluted weighted-average shares outstanding	718,065	485,481	718,065	485,481	610,481